UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2004


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, November 8, 2004


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    42
Form 13F information Table Value Total:    $137,447

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC Entertainment Inc.         COM              001669100     2414   126100 SH       SOLE                   126100
AT&T Wireless Services Inc.    COM              00209A106     5911   399960 SH       SOLE                   399960
Advanced Fibre Communications, COM              00754a105     7829   492375 SH       SOLE                   492375
American Medical Security Grou COM              02744p101     3679   115000 SH       SOLE                   115000
Atrix Laboratories, Inc.       COM              04962l101     4612   150270 SH       SOLE                   150270
Cablevision Systems New York G CLA NY CABLVS    12686c109     1445    71270 SH       SOLE                    71270
Charter Communications, Inc.   CL A             16117m107     1673   628940 SH       SOLE                   628940
Cole National Corporation      CL A             193290103     8127   293285 SH       SOLE                   293285
Computer Access Technology Cor COM              204853105     2224   375000 SH       SOLE                   375000
Computer Horizons Corp.        COM              205908106     3888   897855 SH       SOLE                   897855
Cyberonics, Inc.               COM              23251p102      747    36500 SH       SOLE                    36500
Exult Inc.                     COM              302284104     3228   613605 SH       SOLE                   613605
Gold Bank Corporation, Inc.    COM              379907108      590    43700 SH       SOLE                    43700
Heartland Express, Inc.        COM              422347104     1743    94447 SH       SOLE                    94447
Hollywood Entertainment Corpor COM              436141105     3098   313850 SH       SOLE                   313850
ILEX Oncology, inc.            COM              451923106     7100   282096 SH       SOLE                   282096
Inet Technologies, Inc.        COM              45662v105     3242   257724 SH       SOLE                   257724
Information Holdings Inc.      COM              456727106     3477   127700 SH       SOLE                   127700
Inveresk Research Group, Inc.  COM              461238107     2660    72100 SH       SOLE                    72100
Mandalay Resort Group          COM              562567107     5165    75230 SH       SOLE                    75230
Metro-Goldwyn-Mayer            COM              591610100     3472   300100 SH       SOLE                   300100
Millennium Chemicals Inc.      COM              599903101     6793   320275 SH       SOLE                   320275
Modem Media Inc.               CL A             607533106     1011   188600 SH       SOLE                   188600
Monolithic System Technology I COM              609842109     1602   369032 SH       SOLE                   369032
Onyx Acceptance Corporation    COM              682914106     1365    50000 SH       SOLE                    50000
Orbitz, Inc.                   CL A             68556y100     4080   150000 SH       SOLE                   150000
PeopleSoft, Inc.               COM              712713106      563    28375 SH       SOLE                    28375
Playtex Products, Inc.         COM              72813p100     1097   174120 SH       SOLE                   174120
Price Legacy Corporation       COM              74144p502     2795   147479 SH       SOLE                   147479
QRS Corporation                COM              74726x105      869   125635 SH       SOLE                   125635
Reptron Electronics, Inc.      COM              76026w208     2431   280991 SH       SOLE                   280991
Riggs National Corporation     COM              766570105     2553   115000 SH       SOLE                   115000
SportsLine.com                 COM              848934105     2428  1419900 SH       SOLE                  1419900
Stelmar Shipping Ltd.          COM              012639961      473    12500 SH       SOLE                    12500
Telesp Celular Participacoes S SPON ADR PFD     87952l108      553    89490 SH       SOLE                    89490
The Rouse Company              COM              779273101     4013    60000 SH       SOLE                    60000
The Titan Corporation          COM              888266103     6615   473500 SH       SOLE                   473500
Unisource Energy Corporation   COM              909205106     4196   172325 SH       SOLE                   172325
United States Steel Corporatio COM              912909108     4362   115945 SH       SOLE                   115945
Wellpoint Health Networks, Inc COM              94973h108     6900    65660 SH       SOLE                    65660
Wheaton River Minerals Ltd.    COM              962902102     2853   905595 SH       SOLE                   905595
TNP Enterprises 14.5% Preferre PFD              872594403     3575     3215 SH       SOLE                     3215